UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23732

 NAME OF REGISTRANT:                     Build Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3608 West Truman Blvd., Suite
                                         200
                                         Jefferson City, MO 65109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John Ruth
                                         3608 West Truman Blvd., Suite
                                         200
                                         Jefferson City, MO 65109

 REGISTRANT'S TELEPHONE NUMBER:          833-852-8453

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Build Bond Innovation ETF
--------------------------------------------------------------------------------------------------------------------------
 SPDR SERIES TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78468R663
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  BIL
            ISIN:  US78468R6633
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          No vote
       Sandra G. Sponem                                          Mgmt          No vote
       Kristi L. Rowsell                                         Mgmt          No vote
       Gunjan Chauhan                                            Mgmt          No vote
       Carolyn M. Clancy                                         Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Build Funds Trust
By (Signature)       /s/ John Ruth
Name                 John Ruth
Title                President
Date                 08/14/2023